Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization, Consolidation, Basis Of Presentation, Business Description and Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies
Note 1 - Nature of Operations and Summary of Significant Accounting Policies

Organization and Nature of Operations

On December 17, 2003, Fairport Savings Bank’s (the “Bank”) depositors approved a Plan of Reorganization (the “Plan”) from a Federal Mutual Savings Bank to a Federal Mutual Holding Company.  Under the Plan, effective January 14, 2005, FSB Community Bankshares, MHC (the “Mutual Holding Company”) was incorporated under the laws of the United States as a mutual holding company.  Also under the Plan, FSB Community Bankshares, Inc. (the “Company”) was incorporated and became a wholly-owned subsidiary of the Mutual Company.  In addition, effective January 14, 2005, the Bank completed its reorganization whereby the Bank converted to a stock savings bank and became a wholly-owned subsidiary of the Company.

In August 2007, the Company completed its minority stock offering of 47% of the aggregate total voting stock of the Company.  In connection with the minority stock offering, 1,785,000 shares of common stock were issued, of which 838,950 shares were sold, including 69,972 issued to the Company’s Employee Stock Ownership Plan (ESOP), at $10 per share raising net proceeds of $7.4 million.  The stock was offered to the Bank’s eligible depositors, the Bank’s ESOP, and the public.  Additionally, the Company issued 946,050 shares, or 53% of its common stock, to the Mutual Holding Company.

The Company provides a variety of financial services to individuals and corporate customers through its wholly-owned subsidiary, Fairport Savings Bank.  The Bank’s operations are conducted in five branches located in Monroe County, New York.  The Company and the Bank are subject to the regulations of certain regulatory authorities and undergo periodic examinations by those regulatory authorities.

The Bank also provides non-deposit investment services to its customers through its wholly-owned subsidiary, Oakleaf  Services Corporation (“Oakleaf”).  The results of operations of Oakleaf are not material to the consolidated financial statements.

The Company opened three mortgage loan origination offices in January of 2010 located in Canandaigua, Pittsford, and Watertown, New York.  The Company continues to emphasize aggressive, yet prudent originations of loans secured by one-to-four family residential real estate. The mortgage origination offices were established as Fairport Mortgage, a division of Fairport Savings Bank.   The primary responsibility of the Fairport Mortgage origination team is to originate mortgage loans to increase the Company’s current mortgage loan portfolio, to originate loans for the Company to close and sell as a correspondent to outside investors and to broker a select portion of residential mortgage loans directly to other investors.

Basis of Consolidation

The Mutual Company, which engages in no significant business activity other than holding the stock of the Company, is not included in the accompanying consolidated financial statements.  The consolidated financial statements include the accounts of the Company, the Bank and Oakleaf.  All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses, the evaluation of other-than-temporary impairment of investment securities, and deferred tax assets.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash, balances due from banks and interest-bearing demand deposits.

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits. These reserve balances totaled $146,000 and $36,000 at December 31, 2011 and 2010, respectively.

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Monroe, Livingston, Ontario, Orleans, and Wayne Counties, New York.  Note 2 discusses the types of securities that the Company invests in.  The concentration of credit by type of loan is set forth in Note 3.  Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is primarily dependent upon the real estate and general economic conditions in those areas.

Securities

The Company has classified as held to maturity, all mortgage-backed securities and State and Municipal securities which it has the positive intent and ability to hold until maturity.  These securities are carried at amortized cost.  All other debt securities, mortgage-backed securities, and Small Business Association (SBA) pools having readily determinable fair values are classified as available for sale and stated at fair value.  Unrealized gains or losses related to securities available for sale are excluded from earnings and reported in other comprehensive income (loss) net of the related deferred income tax effect.  The Company has no securities classified as trading securities.

Amortization of premiums and accretion of discounts are calculated using the interest method and included in interest income. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings.

When the fair value of a held to maturity or available for sale security is less than its amortized cost basis, an assessment is made at the balance sheet date as to whether other-than-temporary impairment (“OTTI”) is present.

The Company considers numerous factors when determining whether  potential OTTI exists and the period over which the debt security is expected to recover.  The principal factors considered are (1) the length of time and the extent to which the fair value has been less than amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any) and adverse conditions specifically related to the security industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of a security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.

For debt securities, OTTI is considered to have occurred if (1) the Company intends to sell the security, (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or (3) if the present value of expected cash flows is not sufficient to recover the entire amortized cost basis or carrying value.

In determining whether OTTI has occurred for equity securities, the Company considers the applicable factors described above and the intent and ability of the Company to retain its investment in the issuer for the period of time sufficient to allow for any anticipated recovery in fair value.
For debt securities, credit-related OTTI is recognized in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in other comprehensive income (loss).  Credit-related OTTI is measured as the difference between the present value of an impaired security’s expected cash flows and its amortized cost basis or carrying value.  Noncredit-related OTTI is measured as the difference between the fair value of the security and its amortized cost, or carrying value, less any credit-related losses recognized.  For securities classified as held to maturity, the amount of OTTI recognized in other comprehensive income (loss) is accreted to the credit-adjusted expected cash flow amounts of the securities over future periods.  For equity securities, the entire amount of OTTI is recognized in income.

Federal Home Loan Bank of New York

Federal law requires a member institution of the Federal Home Loan Bank System to hold stock of its district Federal Home Loan Bank (“FHLB”) according to a predetermined formula.  This restricted stock is carried at cost.

Management’s determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of its cost rather than by recognizing temporary declines in value.  The determination of whether a decline affects the ultimate recoverability of cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

No impairment charges were recorded related to the FHLB stock during 2011 or 2010.

Loans Held for Sale

Mortgage loans held for sale in the secondary market are carried at the lower of cost or fair value.  Separate determinations of fair value for residential and commercial loans are made on an aggregate basis.  Fair value is determined based solely on the effect of changes in secondary market interest rates and yield requirements from the commitment date to the date of the consolidated financial statements. Realized gains and losses on sales are computed using the specific identification method.

Loan Servicing Rights

The Company retains the servicing on most fixed-rate mortgage loans sold and receives a fee based on the principal balance outstanding.

Loans serviced for others totaled $19,876,000 and $19,112,000 at December 31, 2011 and 2010, respectively.

The Company also sells correspondent FHA mortgage loans, servicing released.

Loan servicing rights are recorded when loans are sold with servicing rights retained. The fair value of the mortgage servicing rights (“MSRs”) is determined using a method which utilizes servicing income, discount rates, and prepayment speeds relative to the Bank’s portfolio for MSRs. MSRs amounted to $32,000 at December 31, 2011.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and net deferred origination fees and costs.  Interest income is accrued on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method over the estimated life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing.  A loan may remain on accrual status if it is in the process of collection and is well secured.  When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The allowance for loan losses (the “Allowance”) is established as losses are estimated to have occurred in the loan portfolio.  The allowance for loan losses is recorded through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the loan is uncollectable.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components.  The specific component relates to loans that are deemed impaired and classified as either special mention, substandard, doubtful, or loss.  For such loans that are also classified as impaired, an allowance is generally established when the collateral value of the impaired loan is lower than the carrying value of that loan.  The general component covers non-classified loans and is based on historical loss experience adjusted for the following qualitative factors: effects of changes in lending policies; national and/or local economic trends and conditions; trends in volume and terms of loans; experience, ability, and depth of management; levels and trends of delinquencies, non-accruals and classified loans; quality of institutions loan review system; collateral value for collateral dependent loans; concentrations of credit; and competition, legal and regulatory requirements on level of estimated credit losses. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures unless subject to a troubled debt restructuring.

Bank Owned Life Insurance

The Company holds life insurance policies on a key executive. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Premises and Equipment

Premises and equipment are stated at cost.  Depreciation and amortization are computed on the straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets.  Estimated useful lives are generally 20 to 50 years for premises and 3 to 10 years for furniture and equipment.

Foreclosed Real Estate

Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure.  Any write-downs based on the asset’s fair value at date of acquisition are charged to the allowance for loan losses.  After foreclosure, property held for sale is carried at the lower of the new basis or fair value less any costs to sell.  Costs of significant property improvements are capitalized, whereas costs relating to holding property are expensed.  Valuations are periodically performed by management, and any subsequent write-downs are recorded as a charge to earnings, if necessary, to reduce the carrying value of the property to the lower of its cost or fair value less cost to sell. The Company had no foreclosed real estate at December 31, 2011 and 2010.

Income Taxes

Income taxes are provided for the tax effects of certain transactions reported in the consolidated financial statements.  Income taxes consist of taxes currently due plus deferred taxes related primarily to temporary differences between the financial reporting and income tax basis of the allowance for loan losses, premises and equipment, certain state tax credits, and deferred loan origination costs.  The deferred tax assets and liabilities represent the future tax return consequences of the temporary differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are reflected at income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled.  As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Advertising Costs

The Company follows the policy of charging the costs of advertising to expense as incurred.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit.  Such financial instruments are recorded in the consolidated balance sheets when they are funded.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Comprehensive Income (Loss)

Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in earnings.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income (loss), are components of comprehensive income (loss).

The components of other comprehensive income (loss) and related tax effects for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
	(In Thousands)
Unrealized holding gain on available for sale securities	$733	$4
Reclassification adjustment for realized gain on available for sale securities included in net income	(135)	(165)

Net Unrealized Gain (Loss)	598	(161)

Tax effect	203	(54)

Net of Tax Amount	$395	$(107)

Earnings Per Common Share

Basic earnings (loss) per common share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. The Company has not granted any restricted stock awards or stock options and, during the years ended December 31, 2011 and 2010, had no potentially dilutive common stock equivalents. Unallocated common shares held by the ESOP are not included in the weighted-average number of common shares outstanding for purposes of calculating basic earnings per common share until they are committed to be released.  The average common shares outstanding were 1,731,217 and 1,727,719 for the years ended December 31, 2011 and December 31, 2010 respectively.

Reclassifications

Amounts in the prior year’s consolidated financial statements have been reclassified whenever necessary to conform to the current year’s presentation.  Such reclassifications had no impact on stockholders’ equity or net income (loss).

Recent Accounting Standards Issued

Accounting Standards Update No. 2011-12: Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12).

Earlier this year, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 was intended to increase the prominence of other comprehensive income in financial statements and help financial statement users better understand the cause of a company’s change in financial position and results of operations. Stakeholders, however, recently raised concerns that new presentation requirements about the reclassification of items out of accumulated other comprehensive income would be costly for preparers and add unnecessary complexity to financial statements.  ASU 2011-12 defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. ASU 2011-12 did not defer the requirement to report comprehensive income either in a single continuous statement or in two separate but consecutive financial statements.

The amendments are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. Management does not expect the adoption of this statement to have a material impact on the Company’s consolidated financial statements.

Accounting Standards Update No. 2011-04: Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosures Requirements in U.S. GAAP and IFRS

The amendments of this Update are the result of work by the FASB and the International Accounting Standard Board (IASB) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  Consequently, the amendments change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendment clarified the FASB’s intent about the application of existing fair value measurement and disclosure requirements and changed a particular principle for measuring fair value and for disclosing information about fair value measurements.

The amendments in this Update are to be applied prospectively.  For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  Early adoption by public entities is not permitted.  Management does not expect the adoption of this statement to have a material impact on the Company’s consolidated financial statements.

Accounting Standard Update 2011-02:  Receivables (Topic 310) – A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring

The FASB has issued this Update to clarify the accounting principles applied to loan modifications, as defined by FASB Accounting Standards Codification (ASC) Subtopic 310-40, Receivables – Troubled Debt Restructurings by Creditors. This guidance was prompted by the increased volume in loan modifications prompted by the recent economic downturn.  The Update clarifies guidance on a creditor’s evaluation of whether or not a concession has been granted, with an emphasis on evaluating all aspects of the modification rather than a focus on specific criteria, such as the effective interest rate test, to determine a concession. The Update goes on to provide guidance on specific types of modifications such as changes in the interest rate of the borrowing, and insignificant delays in payments, as well as guidance on the creditor’s evaluation of whether or not a debtor is experiencing financial difficulties.

For public entities, the amendments in the Update are effective for the first interim or annual periods beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. The entity should also disclose information required by ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, about Troubled Debt Restructurings in Update No. 2010-20, for interim and annual periods beginning on or after June 15, 2011.  The adoption of this statement did not have a material impact on the Company’s consolidated financial statements.

Subsequent Events

The Company has evaluated events and transactions occurring subsequent to December 31, 2011, the date of the consolidated balance sheet, for items that should potentially be recognized or disclosed in the consolidated financial statements.